Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) - Standarized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure - USD ($)
	Dec. 31, 2015	Dec. 31, 2014
Standarized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Abstract]
Future cash inflows	$ 407,928,626
Future production costs	(136,547,001)
Future development costs	(37,640,024)
Future net cash flows	233,741,601
10% annual discount	(134,551,759)
Standardized measure of discounted future net cash flows	$ 99,189,842	$ 0